Summary of significant accounting policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Foreign currency translation
Total exchange gains/(losses)	¥ 42,000,000	$ 7	¥ (90,000,000)	¥ 124,000,000
Total foreign currency translation adjustments gains/(losses)	¥ (2,872,000,000)	$ (451)	(7,955,000,000)	794,000,000
Convenience translation
Convenience translation rate (RMB to USD)	6.3726
Loan receivables, net
Provision for the doubtful loan receivables	¥ 0		0	0
Construction in progress
Amount of construction in progress	5,817,000,000		7,906,000,000
Others, net
Foreign currency translation
Total exchange gains/(losses)	¥ 42,000,000		(90,000,000)	¥ 124,000,000
Minimum
Loan receivables, net
Loan periods extended range	1 month	1 month
Maximum
Loan receivables, net
Loan periods extended range	24 months	24 months
Electronic equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Electronic equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Office equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Vehicles | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Vehicles | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic,warehouse and other heavy equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic,warehouse and other heavy equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Software | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building
Property, equipment and software, net
Estimated useful Lives (in Years)	40 years	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Other non-current assets
Loan receivables, net
The loan receivables with the collection period over one year	¥ 733,000,000		259,000,000
Prepayments and other current assets
Loan receivables, net
The loan receivables with the collection period less than one year	¥ 1,817,000,000		¥ 683,000,000